Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Contract Amounts of Foreign Exchange Contracts

Contract amounts of foreign exchange contracts at December 31, 2012 and 2011 are set forth below:

	December 31
	2012	2011
	(Millions of yen)
To sell foreign currencies	¥420,272	¥391,455
To buy foreign currencies	66,563	75,016

Cash Flow Hedging
Effect of Derivative Instruments on Consolidated Statement of Income

The following tables present the effect of Canon’s derivative instruments in the consolidated statements of income for the years ended December 31, 2012, 2011 and 2010.

Derivatives in cash flow hedging relationships

	Years ended December 31
	Gain (loss) recognized in OCI (effective portion)	Gain (loss) reclassified from accumulated OCI into income (effective portion)		Gain (loss) recognized in income (ineffective portion and amount excluded from effectiveness testing)
	Amount	Location	Amount	Location	Amount
	(Millions of yen)
2012:
Foreign exchange contracts	¥(8,207)	Other, net	¥(2,440)	Other, net	¥(221)
2011:
Foreign exchange contracts	(785)	Other, net	5,006	Other, net	(457)
2010:
Foreign exchange contracts	1,419	Other, net	6,990	Other, net	(302)

Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

The following tables present Canon’s derivative instruments measured at gross fair value as reflected in the consolidated balance sheets at December 31, 2012 and 2011.

Derivatives designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2012	2011
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥443	¥1,325
Liabilities:
Foreign exchange contracts	Other current liabilities	4,472	1,270

Not Designated as Hedging Instrument
Fair Value of Derivative Instruments in Consolidated Balance Sheet

Derivatives not designated as hedging instruments

		Fair value
		December 31
	Balance sheet location	2012	2011
		(Millions of yen)
Assets:
Foreign exchange contracts	Prepaid expenses and other current assets	¥388	¥3,393
Liabilities:
Foreign exchange contracts	Other current liabilities	21,021	1,340

Effect of Derivative Instruments on Consolidated Statement of Income

Derivatives not designated as hedging instruments

		Gain (loss) recognized in income on derivative
		Years ended December 31
	Location	2012	2011	2010
		(Millions of yen)
Foreign exchange contracts	Other, net	¥(30,602)	¥11,168	¥50,794